united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

John Lekas, Leader Capital Corp.

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/2022

Item 1. Reports to Stockholders.

Leader Short Term High Yield Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Leader High Quality Floating Rate Fund
(Formerly, Leader Total Return Fund)

Investor Class – LCTRX

Institutional Class – LCTIX

Annual Report

May 31, 2022

1-800-711-9164

www.leadercapital.com

Leader Short Term High Yield Bond Fund and Leader Total Return Fund.

Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are pleased to present the annual report for the Leader Short Term High Yield Bond Fund and the Leader Total Return Fund. This report covers the financial results and investment activity for the Leader Funds for the fiscal year ended May 31, 2022.

Performance Review

For the fiscal year, the Leader Short Term High Yield Bond Fund returned -4.01% (LCCIX), -4.39% (LCCMX), compared to -3.13% for the BofA Merrill Lynch 1-3 Year Corporate/Government Index. For the same period, the Leader Total Return Fund returned +2.85% (LCTIX), +2.39% (LCTRX), compared to -6.68% for the Bloomberg Barclays US Intermediate Aggregate Index.

Market Outlook

The negative correlation between unemployment and equity markets is quite high (-0.74%). General belief is there are plenty of jobs, but no one wants to work. Some truth to that, the pandemic took away our sense of urgency in a lot of cases, particularly labor and jobs no one really wants. Inflation has zapped purchasing power. The real issue is small businesses (and large) have learned to get by on fewer people and many small businesses will not survive. We see unemployment approaching 6% by year end and as high as 10% by second quarter 2023.

In summary, good news is markets have pricing power, people don’t. As a hedge to inflation the market over time is a positive but the entry point is lower from here in our view.

In the following pages you will find detailed discussions about the Leader Short Term High Yield Bond Fund and the Leader Total Return Fund and its performance since inception of the fund. We hope you will take a moment to read this information and let us know if you have any questions about your investment. You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Funds, and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes. Past performance is no guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of a Fund carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-800-711-9164 and a copy will be sent to you free of charge or visit the Fund’s website at www.leadercapital.com. Please read the prospectus carefully before you invest. The Funds are distributed by Ceros Financial Services, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2022, please see the Schedule of Investments section of the annual report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Leader Short Term High Yield Bond Fund

Investment Highlights (Unaudited)

May 31, 2022

The Fund’s performance figures* for each of the periods ending May 31, 2022, compared to its benchmark:

	Returns greater than 1 year are annualized (a)
	1 Year	5 Year	10 Year
Leader Short Term High Yield Bond Fund - Investor Class	(4.39)%	1.30%	1.43%
Leader Short Term High Yield Bond Fund - Institutional Class	(4.01)%	1.81%	1.98%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index **	(3.13)%	1.21%	1.11%

 Comparison of the Change in Value of a $100,000 Investment | May 31, 2012 – May 31, 2022

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.55% and 2.05% for Investor Class and Institutional Class shares, respectively, per the Fund’s prospectus dated October 1, 2021.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** ICE B of A Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a) Returns are based on traded NAVs.

Top Ten Holdings
Oil & Gas Producers	19.3%
Sovereign	7.7%
Specialty Finance	7.4%
Leisure Facilities & Services	5.6%
Banking	5.3%
Institutional Financial Services	5.1%
Technology Services	4.6%
Asset Management	3.5%
Steel	2.7%
Automotive	2.6%
Other Assets less Liabilities	36.2%
100.0%

See Schedule of Investments for a more detailed breakdown of the Fund’s assets.

LEADER SHORT TERM HIGH YIELD BOND

SCHEDULE OF INVESTMENTS

May 31, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 9.9%
	ASSET MANAGEMENT — 3.5%
27	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		1.4580	Perpetual	$621,000
18	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		1.4900	Perpetual	414,000
					1,035,000
	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
20,000	B Riley Financial, Inc.		5.2500	Perpetual	458,200

	OIL & GAS PRODUCERS — 3.7%
94,990	Crestwood Equity Partners, L.P.		9.2500	Perpetual	923,303
8,510	NuStar Energy, L.P. - Series B(d)	US0003M + 5.643%	7.6250	Perpetual	178,710
					1,102,013
	SPECIALTY FINANCE — 1.2%
15,697	AGNC Investment Corporation(d)	US0003M + 4.700%	6.1250	Perpetual	351,613

	TOTAL PREFERRED STOCKS (Cost $3,084,741)				2,946,826

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 11.3%
	AUTOMOTIVE — 2.6%
1,000,000	NIO, Inc. Series	0.5000	02/01/27	769,878

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
1,500,000	Coinbase Global, Inc. Series(e)	0.5000	06/01/26	1,059,000

	RENEWABLE ENERGY — 2.4%
1,000,000	Sunrun, Inc. Series(f)	0.0000	02/01/26	729,000

	STEEL — 2.7%
400,000	United States Steel Corp.	5.0000	11/01/26	806,400

	TOTAL CONVERTIBLE BONDS (Cost $3,640,818)			3,364,278

See accompanying notes to financial statements.

LEADER SHORT TERM HIGH YIELD BOND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.0%
	BANKING — 5.3%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(a),(b),(d)	H15T10Y + 8.067%	9.5000	12/29/49	$1,570,000

	FORESTRY, PAPER & WOOD PRODUCTS — 2.3%
1,000,000	Domtar Corporation		6.7500	02/15/44	700,120

	LEISURE FACILITIES & SERVICES — 5.6%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	922,000
1,000,000	Wynn Macau Ltd. (e)		5.6250	08/26/28	746,945
					1,668,945
	OIL & GAS PRODUCERS — 15.6%
2,000,000	DCP Midstream, L.P. Series A(d)	US0003M + 5.148%	7.3750	12/15/22	1,937,501
1,700,000	Petroleos Mexicanos		6.5000	03/13/27	1,634,176
1,000,000	Talos Production, Inc.		12.0000	01/15/26	1,081,865
					4,653,542
	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
1,500,000	China Evergrande Group		7.5000	06/28/23	157,500

	SPECIALTY FINANCE — 6.2%
1,000,000	Enova International, Inc.(e)		8.5000	09/15/25	899,390
1,000,000	New Residential Investment Corporation(e)		6.2500	10/15/25	942,500
					1,841,890
	TECHNOLOGY HARDWARE — 1.9%
600,000	NCR Corporation(e)		5.1250	04/15/29	570,555

	TECHNOLOGY SERVICES — 4.6%
2,000,000	Visa, Inc.		2.0000	08/15/50	1,372,121

	TOTAL CORPORATE BONDS (Cost $14,540,996)				12,534,673

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 7.7%
	SOVEREIGN — 7.7%
2,000,000	Turkey Government International Bond	5.8750	06/26/31	1,603,080

See accompanying notes to financial statements.

LEADER SHORT TERM HIGH YIELD BOND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 7.7% (Continued)
	SOVEREIGN — 7.7% (Continued)
1,000,000	Ukraine Government International Bond(e)	7.7500	09/01/22	$701,670

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,873,160)			2,304,750

Shares
	SHORT-TERM INVESTMENTS — 25.9%
	MONEY MARKET FUNDS – 25.9%
7,732,172	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.65% (Cost $7,732,172)(g)	7,732,172

	TOTAL INVESTMENTS – 96.8% (Cost $31,871,887)	$28,882,699
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%	968,441
	NET ASSETS - 100.0%	$29,851,140

LP	- Limited Partnership
LTD	- Limited Company
PJSC	- Public Joint-Stock Company

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
US0003M	ICE LIBOR USD 3 Month

(a)	The Advisor or Trustees have determined these securities to be illiquid. On May 31, 2022, these securities amounted to $1,035,000 or 3.5% of net assets.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(c)	Rate shown represents the dividend rate as of May 31, 2022.
(d)	Variable rate security; the rate shown represents the rate on May 31, 2022.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of May 31, 2022 the total market value of 144A securities is 4,920,060 or 16.5% of net assets.

(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

LEADER HIGH QUALITY FLOATING RATE FUND (FORMERLY, LEADER TOTAL RETURN FUND)

SCHEDULE OF INVESTMENTS

May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.4%
	CLO — 74.4%
1,000,000	ALM 2020 Ltd. 1A A2(a),(b)	US0003M + 1.850%	2.8940	10/15/29	$982,437
1,000,000	Apidos CLO XV 2013-15A BRR(a),(b)	US0003M + 1.550%	2.6130	04/20/31	973,328
1,000,000	ARES XLVII CLO Ltd. 47A-B(a),(b)	US0003M + 1.450%	2.4940	04/15/30	968,592
1,000,000	Ares XXXIV CLO Ltd. 2A BR2(a),(b)	US0003M + 1.600%	2.6440	04/17/33	963,459
500,000	Atrium XII 12A Class CR(a),(b)	US0003M + 1.650%	2.7860	04/22/27	492,308
1,000,000	Beechwood Park CLO Ltd. B2AR(a),(b)	TSFR3M + 1.750%	2.5960	01/17/35	966,793
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd.(a),(b)	US0003M + 1.600%	2.6440	07/15/30	968,063
1,000,000	Dryden 98 CLO Ltd. B1(a),(b)	TSFR3M + 1.750%	2.6540	04/20/35	965,972
1,000,000	Invesco CLO 2021-3 Ltd. B(a),(b)	US0003M + 1.650%	2.7860	10/22/34	958,915
1,000,000	LCM XX, L.P. CR(a),(b)	US0003M + 1.950%	3.0130	10/20/27	985,765
1,000,000	Madison Park Funding XXVII Ltd. A2(a),(b)	US0003M + 1.350%	2.4130	04/20/30	963,017
1,000,000	Magnetite XIV-R LTD. B(a),(b)	US0003M + 1.600%	2.6440	10/18/31	963,195
1,000,000	Neuberger Berman Loan Advisers Clo 40 Ltd. B(a),(b)	US0003M + 1.400%	2.4440	04/16/33	960,024
1,000,000	Oak Hill Credit Partners X-R Ltd. BR(a),(b)	US0003M + 1.550%	2.6130	04/20/34	950,492
1,000,000	OCP CLO 2019-16 Ltd. BR(a),(b)	US0003M + 1.400%	2.3890	04/10/33	960,000
1,000,000	Octagon Investment Partners XVI Ltd. BR(a),(b)	US0003M + 1.600%	2.6440	07/17/30	972,816
1,000,000	OHA Credit Funding 3 LTD. BR(a),(b)	US0003M + 1.650%	2.7130	07/02/35	959,882
1,000,000	OHA Credit Partners XIV Ltd. BR (a),(b)	US0003M + 1.500%	2.5980	01/21/30	969,899
1,000,000	TIAA CLO IV Ltd. A2(a),(b)	US0003M + 1.700%	2.7630	01/20/32	968,341
1,000,000	Voya CLO 2014-2 Ltd. RA(a),(b)	US0003M + 1.550%	2.5940	04/17/30	971,931
1,000,000	Voya CLO 2020-2 Ltd. BR(a),(b)	US0003M + 1.700%	2.7440	07/19/34	963,252

	TOTAL ASSET BACKED SECURITIES (Cost $20,480,433)				19,828,481

	CONVERTIBLE BONDS — 1.5%
	FORESTRY, PAPER & WOOD PRODUCTS — 1.5%
400,000	Boxabl, Inc.(a),(b),(c),(d) (Cost $400,000)		10.0000	03/31/23	400,000

See accompanying notes to financial statements.

LEADER HIGH QUALITY FLOATING RATE FUND (FORMERLY, LEADER TOTAL RETURN FUND)

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.3%
	OIL & GAS PRODUCERS — 7.3%
2,000,000	DCP Midstream, L.P. Series A(e) (Cost $1,883,750)	US0003M + 5.148%	7.3750	12/15/22	$1,937,500

Shares
	SHORT-TERM INVESTMENTS — 16.2%
	MONEY MARKET FUNDS – 16.2%
4,321,334	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.65% (Cost $4,321,334)(f)	4,321,334

	TOTAL INVESTMENTS – 99.4% (Cost $27,085,517)	$26,487,315
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	175,389
	NET ASSETS – 100.0%	$26,662,704

LP	- Limited Partnership
LTD	- Limited Company

TSFR3M	Secured Overnight Financing Rate 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of May 31, 2022 the total market value of 144A securities is 19,828,481 or 74.4% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	The Advisor determined these securities to be illiquid. On May 31, 2022, the securities amounted to $400,000 or 1.5% of net assets.
(e)	Variable rate security; the rate shown represents the rate on May 31, 2022.
(f)	Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)

Investment Highlights (Unaudited)

May 31, 2022

The Fund's performance figures* for each the periods ending May 31, 2022, compared to its benchmark:

	Returns greater than 1 year are annualized (a)
	1 Year	5 Year	10 Year
Leader High Quality Floating Rate Fund - Investor Class	2.39%	4.26%	4.06%
Leader High Quality Floating Rate Fund - Institutional Class	2.85%	4.75%	4.69%
Bloomberg US Intermediate Aggregate Index **	(6.68)%	1.09%	1.52%

Comparison of the Change in Value of a $100,000 Investment | May 31, 2012 – May 31, 2022

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. The Fund's total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.26% and 1.88% for Investor Class and Institutional Class shares, respectively, per the Fund's prospectus dated October 1, 2021. For performance information current to the most recent month-end, please call 1-800-711-9164.

**  Bloomberg US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

(a) Returns are based on traded NAVs.

Top Ten Holdings
CLO	74.4%
Money Market	16.2%
Oil & Gas Producers	7.3%
Forestry, Paper & Wood Products	1.5%
Other Assets less Liabilities	0.6%
100.0%

See schedule of investments for a more detailed breakdown of the Fund's asset.s

Leader Funds
Change in Accountants (Unaudited)
May 31,2022

On May 26, 2022, the Board of Trustees of Leader Funds Trust (the “Trust” or “registrant”), comprised solely of Independent Trustees, upon recommendation and approval of the Audit Committee of the Leader Funds Trust (“Committee”) approved and formally engaged Sanville & Co. as the Fund’s independent registered public accounting firm for the fiscal year ending May 31, 2022, in replacement of BBD LLP (“BBD”) which served previously as the independent registered public accounting firm for the Fund and resigned as the independent registered public accounting firm effective May 18, 2022. The Trust knows of no direct financial or material indirect financial interest of BBD in the Trust.

BBD’s reports on the Funds’ financial statements for either of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Fund ended May 31, 2020 and May 31, 2021 and the subsequent interim period through May 18, 2022, (i) there were no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Fund ended May 31, 2020 and May 31, 2021, and during the subsequent interim period prior to engaging BBD, neither the registrant, nor anyone acting on its behalf, consulted with BBD on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as described in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Leader Funds

 STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2022

	Leader Short Term High Yield Bond Fund	Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
ASSETS
Investments at cost:	$31,871,887	$27,085,517
Investments at value:	28,882,699	26,487,315
Receivable for securities sold	840,247	1,329,829
Dividends and interest receivable	503,565	156,246
Receivable for Fund shares sold	100	—
Prepaid expenses and other assets	68,791	53,411
TOTAL ASSETS	30,295,402	28,026,801

LIABILITIES
Payable for investments purchased	355,000	1,302,106
Payable to related parties	12,090	11,315
Investment advisory fees payable	18,931	16,925
Distribution (12b-1) fees payable	16,542	3,536
Accrued expenses and other liabilities	41,699	30,215
TOTAL LIABILITIES	444,262	1,364,097
NET ASSETS	$29,851,140	$26,662,704

Net Assets Consist Of:
Paid in capital	$113,632,513	$76,646,744
Accumulated loss	(83,781,373)	(49,984,040)
NET ASSETS	$29,851,140	$26,662,704

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$18,628,226	$11,073,445
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,225,497	1,043,381
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.37	$10.61
Institutional Class Shares:
Net Assets	$11,222,914	$15,589,259
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,325,968	1,469,002
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.46	$10.61

 See accompanying notes to financial statements.

Leader Funds

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2022

	Leader Short Term High Yield Bond Fund	Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
INVESTMENT INCOME
Interest	$2,167,225	$1,266,386
Dividends	368,461	48,348
TOTAL INVESTMENT INCOME:	2,535,686	1,314,734

EXPENSES
Investment advisory fees	273,260	180,385
Distribution (12b-1) fees:
Investor Class	97,868	47,679
Class A	18,384	—
Class C	10,164	—
Professional Fees	171,195	71,885
Registration fees	70,698	42,773
Transfer agent fees	70,065	39,389
Trustees fees and expenses	54,322	41,032
Administrative services fees	48,004	43,587
Compliance officer fees	30,794	26,001
Third Party Administrative service fees	29,699	24,232
Insurance expense	24,716	26,850
Accounting services fees	23,642	23,918
Printing and postage expenses	10,424	10,641
Custodian fees	5,112	3,347
Other expenses	8,452	5,948
TOTAL EXPENSES	946,799	587,667

NET INVESTMENT INCOME	1,588,887	727,067

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	528,169	1,076,253
Proceeds from Litigation	546,000	104,000
Net realized gain	1,074,169	1,180,253

Net change in unrealized appreciation/(depreciation) on:
Investments	(3,903,374)	(877,305)
Net change in unrealized depreciation on:	(3,903,374)	(877,305)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,829,205)	302,948

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,240,318)	$1,030,015

 See accompanying notes to financial statements.

Leader Funds

 STATEMENTS OF CHANGES IN NET ASSETS

	Leader Short Term High Yield Bond Fund		Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
FROM OPERATIONS
Net Investment income	$1,588,887	$953,030	$727,067	$195,438
Net realized gain(loss) from investments	1,074,169	566,003	1,180,253	(907,086)
Net change in unrealized appreciation (depreciation) on investments	(3,903,374)	7,177,326	(877,305)	2,093,424
Net increase/(decrease) in net assets resulting
from operations	(1,240,318)	8,696,359	1,030,015	1,381,776

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid From Earnings:
Investor Class	(723,856)	(412,870)	(254,623)	(26,137)
Institutional Class	(503,581)	(305,320)	(349,352)	(56,361)
Class A	(107,850)	(101,472)	—	(3,799)
Class C	(33,669)	(29,367)	—	(1,842)
Net decrease in net assets from distributions to shareholders	(1,368,956)	(849,029)	(603,975)	(88,139)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	434,114	707,098	747,741	387,103
Institutional Class	1,491,774	1,494,479	4,959,926	2,689,423
Class A	16,000	28,232	—	—
Class C	53,000	35,500	—	—
Paid in capital from merger (see note 1):
Investor Class	—	—	—	13,280,244
Institutional Class	—	—	—	20,350,123
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	626,642	355,031	226,840	20,785
Institutional Class	461,621	279,014	320,726	44,265
Class A	92,693	76,096		3,026
Class C	24,566	23,174		1,648
Transfer of net assets:
From Class A to Investor Class	(793,489)	—	—	(542,233)
From Class C to Investor Class	(1,145,952)	—	—	(290,376)
To Investor Class from Class A	793,489	—	—	542,233
To Investor Class From Class C	1,145,952	—	—	290,376
Payments for shares redeemed:
Investor Class	(4,444,420)	(7,503,228)	(5,111,830)	(4,395,877)
Institutional Class	(2,777,298)	(6,432,202)	(10,758,883)	(10,204,060)
Class A	(5,302,906)	(499,075)	—	(167,315)
Class C	(114,200)	(1,346,865)	—	(232,746)
Net increase(decrease) in net assets from shares of beneficial interest	(9,438,414)	(12,782,746)	(9,615,480)	21,776,619

TOTAL INCREASE(DECREASE) IN NET ASSETS	(12,047,688)	(4,935,416)	(9,189,440)	23,070,256
NET ASSETS
Beginning of Year	41,898,828	46,834,244	35,852,144	12,781,888
End of Year	$29,851,140	$41,898,828	$26,662,704	$35,852,144

 See accompanying notes to financial statements.

Leader Funds

 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Short Term High Yield Bond Fund		Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
SHARE ACTIVITY
Investor Class:
Shares Sold	47,734	79,757	69,761	36,318
Shares received from merger (see note 1)	—	—	—	1,251,849
Shares transferred in from Class A	90,704	—	—	50,182
Shares transferred in from Class C	130,994	—	—	26,873
Shares Reinvested	69,989	44,732	21,007	2,220
Shares Redeemed	(490,398)	(877,235)	(473,059)	(433,606)
Net increase (decrease) in shares of beneficial
interest outstanding	(150,977)	(752,746)	(382,291)	933,836

Institutional Class:
Shares Sold	168,974	174,468	466,023	256,247
Shares received from merger (see note 1)	—	—	—	1,921,890
Shares Reinvested	50,929	34,663	29,732	4,713
Shares Redeemed	(306,365)	(757,483)	(995,797)	(995,373)
Net increase (decrease) in shares of beneficial
interest outstanding	(86,462)	(548,352)	(500,042)	1,187,477

Class A:
Shares Sold	1,718	3,326	—	—
Shares transferred to Investor Class	(90,845)	—	—	(50,267)
Shares Reinvested	10,122	9,058	—	324
Shares Redeemed	(590,418)	(58,607)	—	(16,705)
Net decrease in shares of beneficial
interest outstanding	(669,423)	(46,223)	—	(66,648)

Class C:
Shares Sold	5,769	3,889	—	—
Shares transferred to Investor Class	(131,427)	—	—	(26,790)
Shares Reinvested	2,730	2,950	—	176
Shares Redeemed	(12,475)	(153,071)	—	(24,460)
Net decrease in shares of beneficial
interest outstanding	(135,403)	(146,232)	—	(51,074)

 See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2022		2021		2020	2019		2018
Net asset value, beginning of year	$9.10		$7.67		$8.94	$8.91		$8.98

From investment operations:
Net investment income (1)	0.44		0.17		0.31	0.22		0.24	(8)
Net realized and unrealized gain (loss) on investments	(0.83)		1.40		(1.32)	0.01	(7)	(0.06	) (8)
Total from investment operations	(0.39)		1.57		(1.01)	0.23		0.18

Paid-in-capital from redemption fees	—		—		—	0.00	(6)	—

Less distributions from:
Net investment income	(0.34)		(0.14)		(0.26)	(0.20)		(0.25)
Return of capital	—		—		—	—		—
Total distributions	(0.34)		(0.14)		(0.26)	(0.20)		(0.25)

Net asset value, end of year	$8.37		$9.10		$7.67	$8.94		$8.91

Total return (2)	(4.49	)% (5)	20.62	% (5)	(11.59)%	2.58	% (5)	1.99	% (5)

Net assets, end of year (000s)	$18,628		$21,616		$24,014	$43,489		$54,874

Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.78%		2.45%		2.06%	1.81%		1.65%
Ratio of net expenses to average net assets including dividend and interest expense (3)	2.78%		2.45%		2.06%	1.79%		1.62%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (3)	2.78%		2.45%		2.06%	1.66%		1.54%
Ratio of net investment income to average net assets (3,4)	4.28%		1.96%		3.65%	2.48%		2.68	% (8)
Portfolio Turnover Rate	717.77%		1030.50%		1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Less than $0.01 per share.

(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2022		2021	2020	2019		2018
Net asset value, beginning of year	$9.19		$7.74	$9.02	$8.98		$9.05

From investment operations:
Net investment income (1)	0.49		0.21	0.36	0.27		0.28	(7)
Net realized and unrealized gain (loss) on investments	(0.84)		1.41	(1.34)	0.01	(6)	(0.05	) (7)
Total from investment operations	(0.35)		1.62	(0.98)	0.28		0.23

Less distributions from:
Net investment income	(0.38)		(0.17)	(0.30)	(0.24)		(0.30)
Return of capital	—		—	—	—		—
Total distributions	(0.38)		(0.17)	(0.30)	(0.24)		(0.30)

Net asset value, end of year	$8.46		$9.19	$7.74	$9.02		$8.98

Total return (2)	(3.96	)% (5)	21.27%	(11.14)%	3.11	% (5)	2.54	% (5)

Net assets, end of year (000s)	$11,223		$12,980	$15,182	$45,994		$59,181

Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.28%		1.95%	1.56%	1.30%		1.15%
Ratio of net expenses to average net assets including dividend and interest expense (3)	2.28%		1.95%	1.56%	1.29%		1.12%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (3)	2.28%		1.95%	1.56%	1.16%		1.04%
Ratio of net investment income to average net assets (3,4)	4.79%		2.49%	4.18%	3.04%		3.16	% (7)
Portfolio Turnover Rate	717.77%		1030.50%	1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2022	2021	2020	2019		2018
Net asset value, beginning of year	$10.57	$9.21	$10.07	$9.71		$9.60

From investment operations:
Net investment income (1)	0.26	0.10	0.30	0.23		0.28	(7)
Net realized and unrealized gain (loss) on investments	(0.01)	1.32	(0.88)	0.37		0.11	(2,7)
Total from investment operations	0.25	1.42	(0.58)	0.60		0.39

Less distributions from:
Net investment income	(0.21)	(0.06)	(0.25)	(0.24)		(0.28)
Return of capital	—	—	(0.03)	—		—
Total distributions	(0.21)	(0.06)	(0.28)	(0.24)		(0.28)

Net asset value, end of year	$10.61	$10.57	$9.21	$10.07		$9.71

Total return (3)	2.39%	15.53%	(5.85)%	6.33	% (6)	4.08	% (6)

Net assets, end of year (000s)	$11,073	$15,068	$4,527	$10,955		$8,091

Ratio of net expenses to average net assets including dividend and interest expense (4)	2.33%	3.13%	2.82%	2.42%		2.28%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.33%	3.13%	2.82%	2.42%		2.20%
Ratio of net investment income to average net assets (4,5)	2.37%	1.16%	3.04%	2.28%		2.93	% (7)
Portfolio Turnover Rate	855.36%	1198.55%	612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2022		2021		2020	2019		2018
Net asset value, beginning of year	$10.56		$9.17		$10.04	$9.67		$9.56

From investment operations:
Net investment income (1)	0.30		0.13		0.35	0.26		0.31	(7)
Net realized and unrealized gain (loss) on investments	(0.01)		1.35		(0.89)	0.39		0.12	(2,7)
Total from investment operations	0.29		1.48		(0.54)	0.65		0.43

Less distributions from:
Net investment income	(0.24)		(0.09)		(0.30)	(0.28)		(0.32)
Return of capital	—		—		(0.03)	—		—
Total distributions	(0.24)		(0.09)		(0.33)	(0.28)		(0.32)

Net asset value, end of year	$10.61		$10.56		$9.17	$10.04		$9.67

Total return (3)	2.78	% (6)	16.22	% (6)	(5.48)%	6.84	% (6)	4.56	% (6)

Net assets, end of year (000s)	$15,589		$20,784		$7,170	$14,162		$8,831

Ratio of net expenses to average net assets including dividend and interest expense (4)	1.94%		2.72%		2.32%	1.88%		1.78%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.94%		2.72%		2.32%	1.88%		1.70%
Ratio of net investment income to average net assets (4,5)	2.82%		1.51%		3.57%	2.62%		3.22	% (7)
Portfolio Turnover Rate	855.36%		1198.55%		612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Leader Funds Trust

and Shareholders of Leader Short Term High Yield Bond Fund

and Leader High Quality Floating Rate Fund (Formerly, Leader

Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Leader Short Term High Yield Bond Fund and Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund), (collectively the “Funds”) each a series of Leader Funds Trust (the “Trust”) including the schedules of investments, as of May 31, 2022, the related statements of operations and the statements of changes in net assets, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year then ended.

The statements of changes in net assets for the year ended May 31, 2021 and the financial highlights for each of the years in the four year period ended May 31, 2021, was audited by other auditors whose opinion dated July 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2022, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of May 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

This is the initial year we have served as the Trust’s auditor.

Abington, Pennsylvania

August 1, 2022

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited)

MAY 31, 2022

Approval of the Investment Advisory Agreement Renewal

At a meeting held on April 27, 2022 (the “Meeting”), the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Leader Capital Corp. (the “Adviser” or “Leader”)) for the Leader Short Term High Yield Bond Fund (“High Yield Fund”) and Leader High Quality Floating Rate Fund (the “High Quality Fund,” and collectively with the High Yield Fund, the “Funds”).

Legal counsel (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties, and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting and included in the Meeting Materials. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (1) the nature, extent, and quality of the services provided by Leader; (2) the investment performance of the Funds; (3) the costs of the services provided and profits realized by Leader from the relationship with the Funds; (4) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (5) Leader’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board considered information furnished for its review throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Leader’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Leader; (ii) quarterly assessments of the investment performance of the Funds from the Leader; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Funds’ management addressing the Leader’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and Leader; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Leader, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of the Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by Leader from its relationship with the Funds. The Board did not identify any information that was most relevant to its consideration to approve the Leader Advisory Agreement, and each Trustee may have afforded different weights to the various factors.

1.	The nature, extent, and quality of the services provided by the Adviser.

The Board considered the responsibilities Leader has under the Advisory Agreement for the Funds. The Board reviewed the services provided by Leader to the Funds including, without limitation: its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among their service providers; and Leader’s efforts to promote the Funds, grow assets, and assist in the distribution of the Funds’ shares. The Board considered Leader’s operations; the education and experience of its staff; and its compliance program, policies, and procedures. The Board considered Leader’s results of its most recent SEC examination. The Board noted that Leader was an experienced investment adviser with seasoned senior management and that the performance of the Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representative of Leader with respect to a series of important questions, including: whether Leader was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Leader’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under Leader’s compliance program. The Board noted that the Funds are the only accounts managed by Leader, and that it focuses all its operations on the Funds. After reviewing the preceding and further information from Leader, the Board concluded that the nature, extent, and quality of the services provided by Leader was satisfactory and adequate for the Funds.

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

MAY 31, 2022

2.	The Investment Performance of the Funds and the Adviser.

The Board compared the short- and long-term performance of each Fund with the performance of its benchmark index, or indices, as applicable; comparable funds with similar objectives and size managed by other investment advisers (i.e., the peer group), and other comparative indices (e.g., Morningstar category averages). The Board also considered the consistency of Leader’s management of the Funds with their investment objective and policies.

The Board discussed the performance report prepared by Leader and reviewed the performance of each Fund as compared to its peer group, Morningstar category, and benchmark for the 1, 3, 5, and 10-year periods ended March 31, 2022. For the High Yield Fund, the Board noted that the Fund was ranked in the top half of its peer group for the for 3, 5, and 10-year periods, but it was slightly below the average for the 1-year period. The Board further noted that the High Yield Fund ranked in the top 1, 13, and 15 percentiles when compared to the Morningstar category (US OE Short-Term Bond) for each period. For the High Quality Fund, the Board noted that the Fund was ranked in the top three of its peer group for all periods. The Board further noted that the High Quality Fund outperformed the Morningstar category and ended near the top of the Morningstar category (US OE Intermediate-Term Bond) for the periods ended March 31, 2022. After further discussion, the Board concluded that the performance of each Fund was acceptable.

3.	The costs of the services provided and profits realized by the Adviser from the relationship with the Funds.

The Board considered: Leader’s staffing, personnel, and methods of operating; its financial condition and level of commitment to the Funds; the asset levels of the Funds; and the overall expenses of the Funds. The Board considered Leader’s strategic plans to manage costs related to its operations and to hire a sales staff to assist with distribution of Fund shares. The Board further considered the fees and expenses of the Funds (including the management fee) relative to their peer groups, as of March 31, 2022. The Board noted that the management fee for each Fund was consistent with its peer group and towards the higher end of the relevant Morningstar category, but it was within a reasonable range for the category. The Board further noted that each Fund’s expense ratio was near the top of its peer group, but within the group’s range. The Board reviewed and discussed each Funds’ management fee and total operating expenses as compared to its peer group, as presented in the Meeting materials. The Board noted that:

●	the advisory fee and expense ratio for each Fund was near or at the top of its respective peer group and Morningstar category ranges;

●	each Fund invests more in research and provides accessibility to the portfolio management team daily, which differentiates it from many of its peers;

●	There is no expense limitation agreement in place with Leader; and

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

MAY 31, 2022

●	The Funds’ asset levels are low relative to their peers and category averages, and therefore the Funds do not benefit from any economies of scale.

The Board considered the recent changes to the High Quality Fund’s investment strategy, which would operate as a high quality, floating rate fund over the next year.

The Board also considered Leader’s profitability from managing each Fund based on profitability reports and analyses provided by Leader to the Board. The Board noted that the Funds are the only accounts managed by Leader, and that all its resources are applied to managing the Funds and their portfolios. After review and discussion, the Board concluded that the management fee and anticipated profit from Leader’s relationship with each Fund was not excessive.

4.	The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with Leader. The Board noted that while a breakpoint schedule in an advisory agreement would be beneficial, such a feature only had benefits if the fund’s assets were enough to realize the effect of the breakpoint. The Board further noted that each Fund is small relative to its peer group and Morningstar category average and median, which limits Leader’s ability to provide breakpoints. The Board discussed the current size and Leader’s expectations for growth of each Fund, and concluded that any material economies of scale would not be achieved in the near term. The Board further noted that Leader would consider adding break points once a Fund reaches certain asset sizes. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable.

5.	Possible conflicts of interest and benefits derived by the Adviser.

The Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Funds; the fact uses soft dollars; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of Leader’s code of ethics. Based on the preceding, the Board determined that Leader’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration and discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement for each Fund was fair, reasonable and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and they approved the renewal of the Advisory Agreement for the Funds.

Leader Funds

EXPENSE EXAMPLES (Unaudited)

May 31, 2022

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Term High Yield Bond and Total Return and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/21	Ending Account Value 5/31/22	Expenses Paid During Period*	Ending Account Value 5/31/22	Expenses Paid During Period*
Investor Class:
Leader Short Term High Yield Bond Fund	3.04%	$1,000.00	$1,009.77	$15.23	$953.10	$14.80
Leader Total Return Fund	2.50%	$1,000.00	$1,012.47	$12.54	$989.80	$12.40
Institutional Class:
Leader Short Term High Yield Bond Fund	2.53%	$1,000.00	$1,012.32	$12.69	$954.80	$12.33
Leader Total Return Fund	2.12%	$1,000.00	$1,014.36	$10.65	$992.00	$10.53

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365 (to reflect the number of days in the six month period ending May 31, 2022).

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2022

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 3900 Park East Drive, Beachwood, OH 44122.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Martin Kehoe - 1961	Trustee Since 2019	Owner of Kehoe Northwest Properties, a real estate development company, from 2001 – present.	2	None
Raymond A. Davis - 1974	Trustee Since 2019	Author and government contractor (security and intelligence related services)	2	None

Interested Trustee and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John E. Lekas - 1958	Trustee Since 2019 and Chairman of the Board since 2022; President since 2019; Treasurer from 2019 to 2022	President, Chief Executive Officer and Senior Portfolio Manager at the Advisor since 1997	2	None
Christopher MacLaren -1978	Treasurer since June 2022	Managing Member of Gryphon Fund Group, LLC (2021 – Present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018 - 2021); Member and Director of Fund Accounting and Fund Administration, FSM Capital Management, LLC (2016 – 2018).	N/A	N/A
Jessica Roeper - 1981	Compliance Officer and Anti Money Laundering Officer Since 2022	Senior Compliance Officer CCO Technology, LLC (d/b/a Joot) since 2021	N/A	N/A
Bo Howell - 1981	Secretary Since 2022	Managing Partner, FinTech Law, LLC from February 2022 to the present; CEO of CCO Technology, LLC (d/b/a Joot) from June 2018 to the present; Shareholder, Strauss Troy Co., LPA from November 2020 to February 2022; Partner, Practus LLP from May 2018 to October 2020; Director of Fund Administration at Ultimus Fund Solutions, LLC from October 2014 to April 2018	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●        Social Security number and wire transfer instructions

●        account transactions and transaction history

●        investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●  affiliates from using your information to market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period.  Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

ADMINISTRATOR

Ultimus Fund Solutions

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Distributor

Ceros Financial Services, Inc.

1445 Research Blvd., Suite 530

Rockville, MD 20850

Leader-AR22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Kehoe is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022- $12,000

2021- $22,000

2020- $49,000

(b)	Audit-Related Fees

2022 - None

2021 - None

2020 - None

(c)	Tax Fees

2022 - $4,000

2021 - $4,000

2020 - $6,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

2020- None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2022

Audit-Related Fees:            0.00%

Tax Fees:                               0.00%

All Other Fees:                     0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $4,000

2021 - $4,000

2020 - $6,750

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: August 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: August 9, 2022

By (Signature and Title)
/s/ John Lekas
John Lekas, Treasurer/Principal Financial Officer

Date: August 9, 2022